Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal deposit Insurance corporation limit (in Dollars)			$ 250,000		$ 250,000
Maturity days			185 days
Offering costs (in Dollars)			$ 600,000
Derivative warrant liabilities (in Dollars)			$ 12,600,000		$ 12,600,000
Effective tax rate	(437.60%)	0.00%	1.43%	0.00%	0.00%	0.00%
Statutory tax rate	21.00%		21.00%		21.00%	21.00%
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs (in Dollars)					$ 600,000
Warrants issued	7,666,667		7,666,667		7,666,667
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Recognized private placement warrants			4,833,333		4,833,333
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subject to possible redemption	23,000,000		23,000,000		23,000,000
Aggregate of common stock, shares			12,500,000		12,500,000
U.S. Treasury securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Maturity days			185 days